Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Income Taxes [Line Items]
Total unrecognized tax benefit	₨ 14,448.1	$ 208.9	₨ 648.3	$ 9.4	₨ 648.3
The total unrecognized tax benefits, if recognized, that would reduce the tax and thereby affect the effective tax rate	14,448.1
Unrocognized tax liabilities	₨ 0.0